Stockholders Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS EQUITY
N.	STOCKHOLDERS EQUITY:

Common Stock

In accordance with the Company’s Articles of Incorporation dated May 19, 2021, the Company is authorized to issue 300,000,000 shares of $.0001 par value common stock, of which 20,127,788 and 10,000,000 shares were issued and outstanding at March 31, 2022 and 2021, respectively. Common stockholders are entitled to one vote per share and are entitled to receive dividends when, as and if declared by the Board of Directors.

Initial Public Offering

On November 12, 2021, the Company consummated its Initial Public Offering (the IPO) of 4,987,951 Units at a price of $4.15 per Unit, generating gross proceeds of $20,699,996, with each Unit consisting of one share of common stock, $.0001 par value, and one redeemable Public Warrant. IPO proceeds were recorded net of offering costs of $2,755,344. Offering costs consisted principally of underwriting, legal, accounting and other expenses that are directly related to the IPO.

Each redeemable warrant entitles the holder to purchase one share of common stock, at a price of $4.81375 per share as of March 31, 2022, which will expire five years from issuance.

Simultaneously with the consummation of the closing of the IPO, the Company issued the underwriters a total of 149,639 warrants that are exercisable beginning six months after the date of the IPO at an exercise price of $5.19 with a five-year expiration term.

As of March 31, 2022 and 2021, warrant holders have exercised 659,456 and zero warrants, respectively. As of March 31, 2022 and 2021, there were 4,328,495 and zero warrants outstanding, respectively.

Private Placement:

On December 10, 2021, the Company consummated the sale of 4,371,926 shares of common stock at a price of $4.97 per share in a private placement (the PIPE), generating gross proceeds of $21,278,472, with each investor also receiving a warrant to purchase up to a number of shares of common stock equal to 125% of the number of shares of common stock purchased by such investor in the private placement, or a total of 5,464,903 shares, at an exercise price of $4.97 per share. PIPE proceeds were recorded net of offering costs of $1,499,858. Offering costs consisted principally of placement agent, legal, accounting and other expenses that are directly related to the PIPE.

Each warrant entitles the holder to purchase up to 125% of the number of shares of common stock purchased by such investor in the private placement, or a total of 5,464,903 shares which will expire five years from issuance. The warrants have certain downward pricing adjustment mechanisms, including with respect to any subsequent equity sale that is deemed a dilutive issuance, in which case the warrants will be subject to a floor price of $4.80 per share before shareholder approval is obtained, and after shareholder approval is obtained, such floor price will be reduced to $1.00 per share, as set forth in the warrants. On December 10, 2021, the holders of shares of common stock entitled to vote approximately 65.4% of the Company’s outstanding voting stock on December 10, 2021 approved the Company’s entry into the private placement. The Company filed preliminary and definitive information statements on Schedule 14C with the SEC on December 29, 2021 and January 11, 2022, respectively, and delivered copies of the definitive information statement to shareholders January 12, 2022. On January 31, 2022, the stockholders’ consent became effective pursuant to Rule 14c-2 under the Exchange Act. As a result, the exercise price of the private placement warrants may be reduced to as low as $1.00 per share if their downward-pricing adjustment mechanisms become applicable.

Simultaneously with the consummation of the closing of the PIPE, the Company issued the placement agent a total of 131,158 warrants that are exercisable for sixed months from the date of the PIPE at an exercise price of $4.97 with a five year expiration term.

As of March 31, 2022 and 2021 warrant holders have exercised zero warrants. As of March 31, 2022 and 2021, there were 5,596,061 and zero warrants outstanding, respectively.

Stock Purchase Warrants:

Stock purchase warrants issued with the IPO and the PIPE are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants at March 31, 2022 and 2021. All warrants are exercisable for a period of five years from the date of issuance:

	Numbers of Warrants	Weighted Average	Weighted Average
	Outstanding	Exercise Price	Life (Years)
Balance January 1, 2021	-	-	-
Warrants Issued	-	-	-
Warrants Exercised	-	-	-
Balance March 31, 2021	-	-	-

Balance January 1, 2022	10,345,784	$4.90
Warrants Issued	-	-	-
Warrants Exercised	(271,589)	$4.90	-
Balance March 31, 2022	10,074,195	$4.90	5

P.	STOCKHOLDERS EQUITY:

Common Stock

In accordance with the Company’s Articles of Incorporation dated May 24, 2021, the Company is authorized to issue 300,000,000 shares of $.0001 par value common stock, of which 19,753,852 and 10,000,000 shares were issued and outstanding at December 31, 2021 and 2020, respectively. Common stock holders are entitled to one vote per share and are entitled to receive dividends when, as and if declared by the Board of Directors.

Initial Public Offering

On November 12, 2021, the Company consummated its Initial Public Offering (the IPO) of 4,987,951 units at a price of $4.15 per Unit, generating gross proceeds of $20,699,996, with each Unit consisting of one share of common stock, $.0001 par value, and one redeemable Public Warrant. IPO proceeds were recorded net of offering costs of $2,755,344. Offering costs consisted principally of underwriting, legal, accounting and other expenses that are directly related to the IPO.

Each redeemable Public Warrant entitles the holder to purchase one share of common stock, currently at a price of $4.81375 per share, which will expire five years from issuance.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company issued the underwriters a total of 149,639 warrants that are not exercisable for six months from the date of its Initial Public Offering at an exercise price of $5.1875 with a five-year expiration term.

As of December 31, 2021 and 2020, warrant holders have exercised 387,867 and zero warrants, respectively. As of December 31, 2021 and 2020, there were 4,749,723 and zero warrants outstanding, respectively.

Private Placement:

On December 10, 2021, the Company consummated the sale of 4,371,926 units at a price of $4.97 per Unit in a private placement (the PIPE), generating gross proceeds of $21,278,472, with each Unit consisting of one share of common stock, $.0001 par value, and one redeemable warrant. PIPE proceeds were recorded net of offering costs of $1,499,858. Offering costs consisted principally of underwriting, legal, accounting and other expenses that are directly related to the PIPE.

Each redeemable Public Warrant entitles the holder to purchase up to 125% of the number of shares of common stock purchased by such investor in the private placement, or a total of 5,464,903 shares which will expire five years from issuance. The Warrants have certain downward pricing adjustment mechanisms, including with respect to any subsequent equity sale that is deemed a dilutive issuance, in which case the warrants will be subject to a floor price of $4.80 per share before shareholder approval is obtained, and after shareholder approval is obtained, such floor price will be reduced to $1.00 per share, as set forth in the warrants.

Simultaneously with the consummation of the closing of the private placement, the Company issued the underwriters a total of 131,158 warrants that are not exercisable for six months from the date of its PIPE at an exercise price of $4.97 with a five year expiration term.

As of December 31, 2021 and 2020, warrant holders have exercised zero warrants. As of December 31, 2021 and 2020, there were 5,596,061 and zero warrants outstanding, respectively.

Stock Purchase Warrants:

Stock purchase warrants issued with the IPO and the PIPE are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants at December 31, 2021 and 2020. All Warrants are exercisable for a period of five years from the date of issuance:

	Numbers of Warrants	Weighted Average	Weighted Average
	Outstanding	Exercise Price	Life (Years)
Balance January 1, 2020	-	-	-
Warrants Issued	-	-	-
Warrants Exercised	-	-	-
Balance December 31, 2020	-	-	-

Warrants Issued	10,733,651	$4.90	-
Warrants Exercised	(387,867)	-	-
Balance December 31, 2021	10,345,784	$4.90	5